MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Communications - 10.6%
Internet Media & Services - 10.6%
Alphabet, Inc. - Class A	25,640	$ 9,751,917
Alphabet, Inc. - Class C	34,830	13,111,057
		22,862,974
Consumer Discretionary - 12.0%
E-Commerce Discretionary - 5.2%
Amazon.com, Inc. (a)	41,435	11,213,969

Home Construction - 0.6%
Lennar Corporation - Class A	16,000	1,436,480

Retail - Discretionary - 6.2%
Lowe's Companies, Inc.	39,600	8,488,656
Williams-Sonoma, Inc.	23,860	4,857,180
		13,345,836
Energy - 2.1%
Oil & Gas Producers - 2.1%
Shell plc - ADR	52,850	4,445,742

Financials - 10.2%
Asset Management - 4.7%
BlackRock, Inc.	2,925	3,062,124
Blackstone, Inc.	12,200	1,427,034
Charles Schwab Corporation (The)	65,000	5,677,750
		10,166,908
Insurance - 5.5%
Berkshire Hathaway, Inc. - Class B (a)	24,850	11,790,828

Health Care - 5.6%
Biotech & Pharma - 4.5%
Novartis AG - ADR	20,420	3,066,471
Vertex Pharmaceuticals, Inc. (a)	14,800	6,623,592
		9,690,063

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Health Care - 5.6% (Continued)
Medical Equipment & Devices - 1.1%
Thermo Fisher Scientific, Inc.	5,000	$ 2,462,550

Industrials - 11.5%
Electrical Equipment - 2.3%
Johnson Controls International plc	37,275	4,997,086

Industrial Support Services - 7.3%
United Rentals, Inc.	15,750	15,681,803

Machinery - 1.9%
Deere & Company	7,800	4,229,004

Real Estate - 1.7%
REITs - 1.7%
Millrose Properties, Inc.	8,000	225,760
Simon Property Group, Inc.	16,500	3,381,015
		3,606,775
Technology - 40.9%
Semiconductors - 24.9%
Applied Materials, Inc.	35,365	15,916,372
Broadcom, Inc.	58,740	26,243,270
NVIDIA Corporation	54,600	11,528,244
		53,687,886
Software - 6.3%
Microsoft Corporation	30,060	13,534,214

Technology Hardware - 8.0%
Apple, Inc.	55,645	17,364,579

Technology Services - 1.7%
Visa, Inc. - Class A	11,000	3,589,960

Total Common Stocks (Cost $41,071,741)		$ 204,106,657

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 3.50% (b) (Cost $11,561,163)	11,561,163	$ 11,561,163

Investments at Value - 100.0% (Cost $52,632,904)		$ 215,667,820

Liabilities in Excess of Other Assets - (0.0%) (c)		(24,596)

Net Assets - 100.0%		$ 215,643,224

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.
(c)	Percentage rounds to less than 0.1%